Offerings	Nov. 29, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,733,922,925.78
Fee Rate	0.01531%
Amount of Registration Fee	$ 265,463.6
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of October 15, 2024, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 174,478,932, which consists of (1) 153,710,322 shares of outstanding Company Common Stock entitled to receive the per share merger consideration of $10.00; (2) 1,879,999 shares of Company Common Stock underlying outstanding Company Stock Options with a per share exercise price less than the per share merger consideration of $10.00, which may be entitled to receive the per share merger consideration of $10.00 minus any applicable exercise price; (3) 11,651,308 shares of Company Common Stock underlying outstanding Company RSUs, which may be entitled to receive the per share merger consideration of $10.00; (4) 2,244,000 shares of Company Common Stock underlying outstanding Company PSUs (not including certain Company PSUs that vest based on the price of Company Common Stock, and are expected to be forfeited in at the Effective Time), which may be entitled to receive the per share merger consideration of $10.00; and (5) 4,993,303 shares of Company Common Stock available to grant under the Company ESPP.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11
(set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of October 15, 2024, the underlying value of the transaction was calculated based on the sum of (1) the product of 153,710,322 shares of Company Common Stock and the per share merger consideration of $10.00; (2) the product of 1,879,999 shares of Company Common Stock underlying Company Stock Options with a per share exercise price less than the per share merger consideration of $10.00 and $4.22 (which is the difference between the per share merger consideration of $10.00 and the weighted average exercise price of approximately $5.78); (3) the product of 11,651,308 shares of Company Common Stock underlying outstanding Company RSUs and the per share merger consideration of $10.00; (4) the product of 2,244,000 shares of Company Common Stock underlying outstanding Company PSUs (not including certain Company PSUs that vest based on the price of Company Common Stock, and are expected to be forfeited in at the Effective Time) and the per share merger consideration of $10.00; and (5) the product of 4,993,303 shares of Company Common Stock available to grant under the Company ESPP and the per share merger consideration of $10.00.

(3)	In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (2) above by .00015310.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of October 15, 2024, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 174,478,932, which consists of (1) 153,710,322 shares of outstanding Company Common Stock entitled to receive the per share merger consideration of $10.00; (2) 1,879,999 shares of Company Common Stock underlying outstanding Company Stock Options with a per share exercise price less than the per share merger consideration of $10.00, which may be entitled to receive the per share merger consideration of $10.00 minus any applicable exercise price; (3) 11,651,308 shares of Company Common Stock underlying outstanding Company RSUs, which may be entitled to receive the per share merger consideration of $10.00; (4) 2,244,000 shares of Company Common Stock underlying outstanding Company PSUs (not including certain Company PSUs that vest based on the price of Company Common Stock, and are expected to be forfeited in at the Effective Time), which may be entitled to receive the per share merger consideration of $10.00; and (5) 4,993,303 shares of Company Common Stock available to grant under the Company ESPP.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11
(set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of October 15, 2024, the underlying value of the transaction was calculated based on the sum of (1) the product of 153,710,322 shares of Company Common Stock and the per share merger consideration of $10.00; (2) the product of 1,879,999 shares of Company Common Stock underlying Company Stock Options with a per share exercise price less than the per share merger consideration of $10.00 and $4.22 (which is the difference between the per share merger consideration of $10.00 and the weighted average exercise price of approximately $5.78); (3) the product of 11,651,308 shares of Company Common Stock underlying outstanding Company RSUs and the per share merger consideration of $10.00; (4) the product of 2,244,000 shares of Company Common Stock underlying outstanding Company PSUs (not including certain Company PSUs that vest based on the price of Company Common Stock, and are expected to be forfeited in at the Effective Time) and the per share merger consideration of $10.00; and (5) the product of 4,993,303 shares of Company Common Stock available to grant under the Company ESPP and the per share merger consideration of $10.00.

(3)	In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (2) above by .00015310.